Related Parties and Shareholders	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTIES AND SHAREHOLDERS

NOTE 4 - RELATED PARTIES AND SHAREHOLDERS:

During the six-month period ended June 30, 2021, the Company issued to the Company’s CEO, Dr. Yacov Geva, In addition to his ordinary salary, 1,055,555 ordinary shares and paid a bonus in the amount of $240 in consideration of his service to the Company and subject to the consummation of the June 2021 initial public offering.